Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Variable interest entities
Schedule of accounts receivable

	As of December 31,
	2010	2011
	$	$
Unbilled accounts receivable	138,013,483	182,878,383
Billed accounts receivable	36,101,078	61,202,482
Total	174,114,561	244,080,865

Schedule of estimated useful lives of property and equipment

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits

	2009	2010	2011
	$	$	$
Balance as of January 1	3,397,899	13,799,920	18,836,275
Provisions for doubtful accounts	13,739,796	5,623,888	9,513,951
Business acquisition	2,440,358	—	—
Write offs	(5,787,424)	(1,084,209)	(14,380,877)
Changes due to foreign exchange	9,291	496,676	841,973
Balance as of December 31	13,799,920	18,836,275	14,811,322

Schedule of computation of basic and diluted income per share

	Years Ended December 31,
	2009	2010	2011
Net income (loss) attributable to E-House ordinary shareholders — basic	$100,278,300	$36,154,393	$(270,357,081)
Increase (decrease) of income from CRIC*	$750,308	$(278,491)	—

Net income (loss) attributable to E-House ordinary shareholders — diluted	$101,028,608	$35,875,902	$(270,357,081)

Weighted average ordinary shares outstanding	79,643,079	80,287,171	79,769,823
Share options	813,131	1,015,451	—

Weighted average number of ordinary shares outstanding — diluted	80,456,210	81,302,622	79,769,823

Basic earnings (loss) per share	$1.26	$0.45	$(3.39)

Diluted earnings (loss) per share	$1.25	$0.44	$(3.39)

*

In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income (loss) from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2009	2010	2011
Share options	—	—	463,409

Schedule of effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House

	2009	2010	2011
	$	$	$
Net income (loss) attributable to E-House	100,278,300	36,154,393	(270,357,081)
Transfers (to) from the non-controlling interest:
Increase in E-House’s additional paid-in capital for sale of 71,400,000 CRIC common shares	352,415,498	—	—
Decrease in E-House’s additional paid-in capital for purchase of 3,033,333, 1,384,420 and 4,206,600 CRIC common shares for the years ended December 31, 2009, 2010 and 2011 respectively	(17,446,572)	(3,614,582)	(120,820)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	—	(1,995,625)	(2,353,082)

Net transfers (to) from non-controlling interest	334,968,926	(5,610,207)	(2,473,902)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	435,247,226	30,544,186	(272,830,983)

Tian Zhuo
Variable interest entities
Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	12,133,157	2,860,592
Accounts receivable, net of allowance for doubtful accounts	3,649,591	2,171,155
Prepaid expenses and other current assets	1,511,617	2,859,503
Total current assets	17,294,365	7,891,250
Total non-current assets	6,562,186	12,584,611
Total assets	23,856,551	20,475,861

Accounts payable	319,812	107,848
Accrued payroll and welfare expenses	611,029	277,949
Income tax payable	1,156,467	1,044,750
Amounts due to related parties	—	3,766
Other tax payable	412,247	155,588
Other current liabilities	960,528	179,656
Total current liabilities	3,460,083	1,769,557
Deferred tax liabilities, non-current	202,955	21,474
Total liabilities	3,663,038	1,791,031

Schedule of financial statement amounts included in the consolidated financial statements

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	12,049,761	8,990,427	4,783,125
Net loss	1,758,565	1,367,126	3,520,995

Beijing Leju
Variable interest entities
Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	41,914,203	26,109,401
Accounts receivable, net of allowance for doubtful accounts	35,028,633	62,707,241
Prepaid expenses and other current assets	10,192,141	15,246,498
Total current assets	87,134,977	104,063,140
Total noncurrent assets	5,402,561	64,857,697
Total assets	92,537,538	168,920,837

Accounts payable	2,457,880	1,735,922
Accrued payroll and welfare expenses	5,387,306	14,252,468
Income tax payable	2,667,793	6,790,215
Other tax payable	2,553,470	5,413,877
Amounts due to related parties	—	650,699
Liability for exclusive rights, current	—	13,830,821
Other current liabilities	5,767,960	10,193,183
Total current liabilities	18,834,409	52,867,185
Deferred tax liabilities, non-current	221,976	1,408,783
Liability for exclusive rights, non-current	—	21,408,384
Total liabilities	19,056,385	75,684,352

Schedule of financial statement amounts included in the consolidated financial statements

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	13,813,076	66,876,338	115,762,811
Net income (loss)	147,922	975,076	(1,192,672)